Shareholders' Equity (Details) - $ / shares		Sep. 05, 2024	Sep. 05, 2023	Jun. 21, 2023	Mar. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity [Line Items]
Shares issued		2	2
Ordinary shares cancellation		2,550,000
Ordinary shares, shares authorized	[1]					1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.00005	$ 0.00005
Ordinary Shares, shares issued	[1]					22,950,000	22,950,000
Ordinary shares, shares outstanding	[1]					22,950,000	22,950,000
Forward split		1-for-2 forward split
Registered Agent [Member]
Shareholders’ Equity [Line Items]
Shares issued					1
Win-Fung [Member]
Shareholders’ Equity [Line Items]
Shares issued				12,749,999
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares cancellation			2,550,000
Ordinary shares, shares outstanding	[2]					22,950,000	22,950,000	22,950,000	22,950,000

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.
[2]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.